Consolidated Statements Of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Cash Flows from Operating Activities
Net Income (Loss)	[1],[2]	$ 15		$ 93	[3]	$ 122	[3]
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Equity in earnings of unconsolidated affiliates	[1],[4]	(60)		(31)		(22)
Distributions from unconsolidated affiliates	[4]	58		60		21
Depreciation, amortization and ARO accretion	[4]	300		299		235
Amortization of financing costs	[4]	8		7		6
Amortization of intangibles and out-of-market contracts	[4]	75		54		28
Loss on debt extinguishment	[1],[4]	0		9		1
Impairment losses	[1],[4]	183		0		0
Changes in derivative instruments	[4]	(15)		(43)		(12)
Loss on disposal of asset components	[4]	6		3		0
Changes in prepaid and accrued capacity payments	[4]	(8)		(12)		0
Changes in other working capital	[4]	7		(18)		(17)
Net Cash Provided by Operating Activities	[4]	569		421		362
Cash Flows from Investing Activities
Acquisition of businesses, net of cash acquired	[4]	0		37		901
Acquisition of Drop Down Assets, net of cash acquired	[4]	77	[5]	698		311
Capital expenditures	[4]	(20)		(29)		(60)
Receipt of indemnity from supplier	[4]	0		0		57
(Increase) decrease in restricted cash	[4]	(34)		(1)		25
Cash receipts from notes receivable	[4]	17		17		14
Proceeds from renewable energy grants	[4]	0		0		422
Return of investment from unconsolidated affiliates	[4]	28		42		4
Investments in unconsolidated affiliates	[4]	(83)		(402)		(2)
Other	[4]	4		0		11
Net Cash Used in Investing Activities	[4]	(165)		(1,108)		(741)
Cash Flows from Financing Activities
Contributions from tax equity investors, net of distributions	[4]	5		122		190
Capital contributions from NRG	[4]	0		0		2
Distributions and return of capital to NRG prior to the acquisition of Drop Down Assets	[4]	(170)		(76)		(333)
Proceeds from the issuance of class A and class C units	[4]	0		599		630
Payments of distributions	[4]	(183)		(139)		(101)
Proceeds from the revolving credit facility	[4]	60		551		500
Payments for the revolving credit facility	[4]	366		245		0
Proceeds from issuance of long-term debt — external	[4]	740		6		178
Proceeds from issuance of long-term debt — affiliate	[4]	0		281		337
Payments of debt issuance costs	[4]	(15)		(7)		(28)
Payments for long-term debt — external	[4]	(264)		(724)		(626)
Net Cash (Used in) Provided by Financing Activities	[4]	(193)		368		749
Net (Decrease) Increase in Cash and Cash Equivalents	[4]	211		(319)		370
Cash and Cash Equivalents at Beginning of Period	[4]	110	[6]	429		59
Cash and Cash Equivalents at End of Period	[4]	321	[6]	110	[6]	429
Supplemental Disclosures
Interest paid, net of amount capitalized	[4]	(266)		(274)		(192)
Non-cash investing and financing activities:
Additions (reductions) to fixed assets for accrued capital expenditures	[4]	3		1		(21)
Decrease to fixed assets for accrued grants	[4]	0		0		34
Increase in debt due to accrued interest converted to debt	[4]	0		0		11
Net contributions from NRG (net distributions/return of capital to NRG), non cash	[4]	$ (66)		$ 13		$ (1,058)

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	Retrospectively adjusted, as discussed in Note 1, Nature of Business.
[4]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[5]	(b) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[6]	Retrospectively adjusted as discussed in Note 1, Nature of Business.